UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2009

ITEM 1.                      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim SecureFoundationSM Lifetime Asset Allocation Portfolios

(Classes G and G1)

Annual Report

December 31, 2009

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Portfolio.  Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Maxim SecureFoundationSM Lifetime 2015 Portfolio

Management Discussion

The Maxim SecureFoundation Lifetime 2015 Portfolio (G shares) posted a .83% return from inception on November 13, 2009 to the end of 2009.  (Results for the G1 shares were the same.)  This return compares to the return over the same period of time of 1.55% for its benchmark, the Morningstar Lifetime Moderate 2015 Index. The underperformance of .72% was primarily the result of the expenses associated with the underlying funds of the Portfolio compared to the index as well as differences between the glide paths of the Portfolio and the index.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index.  Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”) or qualified retirement plans.  If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Moderate 2015 Index
	10,000.00	10,000.00
2009*	10,083.00	10,155.00

*Since inception on November 13, 2009.

Note:  Performance for the G1 Class shares may vary due to its differing fee structure.  See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2009

Since Inception (11/13/09)
Class G	0.83%
Class G1	0.83%

Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans.  If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2009

Asset Class	% of Portfolio Investments
Bond	34.89%
International Equity	16.86%
Large Cap Equity	33.97%
Small Cap Equity	8.89%
Cash and Cash Equivalents	5.39%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs:  (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 13, 2009 to December 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(11/13/2009)	(12/31/2009)	(11/13/09-12/31/09)
G Class
Actual	$ 1,000.00	$ 1,008.30	$ 0.16

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,006.55	$ 0.16

G1 Class
Actual	$ 1,000.00	$ 1,008.30	$ 0.30

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,006.42	$ 0.30

*Expenses are equal to the Portfolio's annualized expense ratio of 0.10% for the G Class and 0.20% for the G1 Class, multiplied by the average account value over the period, multiplied by 49/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable.  If such fees or expenses were included, returns would be lower.

Maxim SecureFoundationSM Lifetime 2025 Portfolio

Management Discussion

The Maxim SecureFoundation Lifetime 2025 Portfolio (G shares) posted a 1.15% return from inception on November 13, 2009 to the end of 2009.  (Results for the G1 shares were the same.)  This return compares to the return over the same period of time of 2.46% for its benchmark, the Morningstar Lifetime Moderate 2025 Index. The underperformance of 1.31% was primarily the result of the expenses associated with the underlying funds of the Portfolio compared to the index as well as differences between the glide paths of the Portfolio and the index.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index.  Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”) or qualified retirement plans.  If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Moderate 2025 Index
	10,000.00	10,000.00
2009*	10,115.00	10,246.00

*Since inception on November 13, 2009.

Note:  Performance for the G1 Class shares may vary due to its differing fee structure.  See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2009

Since Inception (11/13/09)
Class G	1.15%
Class G1	1.15%

Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans.  If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2009

Asset Class	% of Portfolio Investments
Bond	24.93%
International Equity	22.01%
Large Cap Equity	39.18%
Small Cap Equity	11.39%
Cash and Cash Equivalents	2.49%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs:  (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 13, 2009 to December 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(11/13/2009)	(12/31/2009)	(11/13/09-12/31/09)
G Class
Actual	$ 1,000.00	$ 1,011.50	$ 0.16

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,006.55	$ 0.16

G1 Class
Actual	$ 1,000.00	$ 1,011.50	$ 0.30

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,006.42	$ 0.30

*Expenses are equal to the Portfolio's annualized expense ratio of 0.10% for the G Class and 0.20% for the G1 Class, multiplied by the average account value over the period, multiplied by 49/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable.  If such fees or expenses were included, returns would be lower.

Maxim SecureFoundation Lifetime 2035 Portfolio

Management Discussion

The Maxim SecureFoundation Lifetime 2035 Portfolio (G shares) posted a 1.51% return from inception on November 13, 2009 to the end of 2009.  (Results for the G1 shares were the same.)  This return compares to the return over the same period of time of 3.07% for its benchmark, the Morningstar Lifetime Moderate 2035 Index. The underperformance of 1.56% was primarily the result of the expenses associated with the underlying funds of the Portfolio compared to the index as well as differences between the glide paths of the Portfolio and the index.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index.  Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”) or qualified retirement plans.  If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Moderate 2035 Index
	10,000.00	10,000.00
2009*	10,151.00	10,307.00

*Since inception on November 13, 2009.

Note:  Performance for the G1 Class shares may vary due to its differing fee structure.  See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2009

Since Inception (11/13/09)
Class G	1.51%
Class G1	1.51%

Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans.  If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2009

Asset Class	% of Portfolio Investments
Bond	11.25%
International Equity	29.73%
Large Cap Equity	43.55%
Small Cap Equity	15.17%
Cash and Cash Equivalents	0.30%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs:  (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 13, 2009 to December 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(11/13/2009)	(12/31/2009)	(11/13/09-12/31/09)
G Class
Actual	$ 1,000.00	$ 1,015.10	$ 0.16

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,006.55	$ 0.16

G1 Class
Actual	$ 1,000.00	$ 1,015.10	$ 0.30

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,006.42	$ 0.30

*Expenses are equal to the Portfolio's annualized expense ratio of 0.10% for the G Class and 0.20% for the G1 Class, multiplied by the average account value over the period, multiplied by 49/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable.  If such fees or expenses were included, returns would be lower.

Maxim SecureFoundationSM Lifetime 2045 Portfolio

Management Discussion

The Maxim SecureFoundation Lifetime 2045 Portfolio (G shares) posted a 1.60% return from inception on November 13, 2009 to the end of 2009.  (Results for the G1 shares were the same.)  This return compares to the return over the same period of time of 3.22% for its benchmark, the Morningstar Lifetime Moderate 2045 Index. The underperformance of 1.62% was primarily the result of the expenses associated with the underlying funds of the Portfolio compared to the index as well as differences between the glide paths of the Portfolio and the index.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index.  Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”) or qualified retirement plans.  If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Moderate 2045 Index
	10,000.00	10,000.00
2009*	10,160.00	10,322.00

*Since inception on November 13, 2009.

Note:  Performance for the G1 Class shares may vary due to its differing fee structure.  See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2009

Since Inception (11/13/09)
Class G	1.60%
Class G1	1.60%

Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans.  If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2009

Asset Class	% of Portfolio Investments
Bond	8.28%
International Equity	33.94%
Large Cap Equity	41.02%
Small Cap Equity	16.76%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs:  (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 13, 2009 to December 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(11/13/2009)	(12/31/2009)	(11/13/09-12/31/09)
G Class
Actual	$ 1,000.00	$ 1,016.00	$ 0.16

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,006.55	$ 0.16

G1 Class
Actual	$ 1,000.00	$ 1,016.00	$ 0.30

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,006.42	$ 0.30

*Expenses are equal to the Portfolio's annualized expense ratio of 0.10% for the G Class and 0.20% for the G1 Class, multiplied by the average account value over the period, multiplied by 49/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable.  If such fees or expenses were included, returns would be lower.

Maxim SecureFoundationSM Lifetime 2055 Portfolio

Management Discussion

The Maxim SecureFoundation Lifetime 2055 Portfolio (G shares) posted a 1.48% return from inception on November 13, 2009 to the end of 2009.  (Results for the G1 shares were the same.)  This return compares to the return over the same period of time of 3.29% for its benchmark, the Morningstar Lifetime Moderate 2055 Index. The underperformance of 1.81% was primarily the result of the expenses associated with the underlying funds of the Portfolio compared to the index as well as differences between the glide paths of the Portfolio and the index.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index.  Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”) or qualified retirement plans.  If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Moderate 2055 Index
	10,000.00	10,000.00
2009*	10,148.00	10,329.00

*Since inception on November 13, 2009.

Note:  Performance for the G1 Class shares may vary due to its differing fee structure.  See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2009

Since Inception (11/13/09)
Class G	1.48%
Class G1	1.48%

Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans.  If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2009

Asset Class	% of Portfolio Investments
Bond	7.88%
International Equity	37.15%
Large Cap Equity	37.21%
Small Cap Equity	17.76%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs:  (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 13, 2009 to December 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(11/13/2009)	(12/31/2009)	(11/13/09-12/31/09)
G Class
Actual	$ 1,000.00	$ 1,014.80	$ 0.16

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,006.55	$ 0.16

G1 Class
Actual	$ 1,000.00	$ 1,014.80	$ 0.30

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,006.42	$ 0.30

*Expenses are equal to the Portfolio's annualized expense ratio of 0.10% for the G Class and 0.20% for the G1 Class, multiplied by the average account value over the period, multiplied by 49/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable.  If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

Financial Reports for the Period Ended December 31, 2009

Maxim SecureFoundationSM Lifetime 2015, Maxim SecureFoundationSM Lifetime 2025, Maxim SecureFoundationSM Lifetime 2035, Maxim SecureFoundationSM Lifetime 2045, and Maxim SecureFoundationSM Lifetime 2055 Portfolios

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Maxim SecureFoundationSM Lifetime 2015 Portfolio, Maxim SecureFoundationSM Lifetime 2025 Portfolio, Maxim SecureFoundationSM Lifetime 2035 Portfolio, Maxim SecureFoundationSM Lifetime 2045 Portfolio, Maxim SecureFoundationSM Lifetime 2055 Portfolio of the Maxim Series Fund, Inc. (each a “Portfolio,” collectively the “Fund”) as of December 31, 2009, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period from November 13, 2009 (inception) to December 31, 2009.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Maxim SecureFoundationSM Lifetime 2015 Portfolio, Maxim SecureFoundationSM Lifetime 2025 Portfolio, Maxim SecureFoundationSM Lifetime 2035 Portfolio, Maxim SecureFoundationSM Lifetime 2045 Portfolio, Maxim SecureFoundationSM Lifetime 2055 Portfolio of the Maxim Series Fund, Inc. as of December 31, 2009, the results of their operations, the changes in their net assets, and the financial highlights for the period from November 13, 2009 (inception) to December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
February 25, 2010

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	MAXIM	MAXIM	MAXIM	MAXIM	MAXIM
	SECUREFOUNDATIONSM	SECUREFOUNDATIONSM	SECUREFOUNDATIONSM	SECUREFOUNDATIONSM	SECUREFOUNDATIONSM
	LIFETIME	LIFETIME	LIFETIME	LIFETIME	LIFETIME
	2015	2025	2035	2045	2055
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO

ASSETS:
Investments at market value, affiliated (1)	$18,729	$16,849	$13,987	$12,518	$11,445
Investments at market value, unaffiliated (2)	6,492	8,445	11,399	12,874	13,935

Total assets	25,221	25,294	25,386	25,392	25,380

LIABILITIES:
Fees payable	3	3	3	3	3

NET ASSETS	$25,218	$25,291	$25,383	$25,389	$25,377

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$253	$253	$254	$254	$254
Additional paid-in capital	25,033	25,061	25,102	25,124	25,143
Net unrealized appreciation (depreciation) on investments	(116)	(61)	4	(10)	(40)
Accumulated net realized gain on investments	48	38	23	21	20

NET ASSETS
Class G	$12,609	$12,645	$12,691	$12,694	$12,688
Class G1	$12,609	$12,646	$12,692	$12,695	$12,689

NET ASSET VALUE PER OUTSTANDING SHARE
(Offering and Redemption Price)
Class G	$9.97	$9.99	$10.01	$10.01	$9.99
Class G1	$9.97	$9.99	$10.01	$10.01	$9.99

SHARES OF CAPITAL STOCK:
Authorized
Class G	75,000,000	75,000,000	75,000,000	75,000,000	75,000,000
Class G1	75,000,000	75,000,000	75,000,000	75,000,000	75,000,000
Outstanding
Class G	1,265	1,266	1,268	1,268	1,270
Class G1	1,265	1,266	1,268	1,268	1,270

(1) Cost of investments, affiliated	$18,796	$16,846	$13,896	$12,420	$11,359
(2) Cost of investments, unaffiliated	6,541	8,509	11,486	12,982	14,061

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
PERIOD FROM NOVEMBER 13, 2009 (INCEPTION) TO DECEMBER 31, 2009

	MAXIM	MAXIM	MAXIM	MAXIM	MAXIM
	SECUREFOUNDATIONSM	SECUREFOUNDATIONSM	SECUREFOUNDATIONSM	SECUREFOUNDATIONSM	SECUREFOUNDATIONSM
	LIFETIME	LIFETIME	LIFETIME	LIFETIME	LIFETIME
	2015	2025	2035	2045	2055
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
INVESTMENT INCOME:
Dividends, affiliated	$230	$193	$136	$116	$108
Dividends, unaffiliated	60	125	224	266	292

Total income	290	318	360	382	400

EXPENSES:
Management fees	4	4	4	4	3
Distribution fees - Class G1	1	1	1	1	1

Total expenses	5	5	5	5	4

Less amount waived by distributor	1	1	1	1	1

Net expenses	4	4	4	4	3

NET INVESTMENT INCOME	286	314	356	378	397

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	2	2	1	1	1
Net realized gain on investments, unaffiliated	6	7	9	10	10
Capital gain distributions received, affiliated	40	29	13	10	9
Change in net unrealized appreciation (depreciation) on investments	(116)	(61)	4	(10)	(40)

Net realized and unrealized gain (loss) on investments	(68)	(23)	27	11	(20)

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$218	$291	$383	$389	$377

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
PERIOD FROM NOVEMBER 13, 2009 (INCEPTION) TO DECEMBER 31, 2009

	MAXIM SECUREFOUNDATIONSM	MAXIM SECUREFOUNDATIONSM	MAXIM SECUREFOUNDATIONSM	MAXIM SECUREFOUNDATIONSM	MAXIM SECUREFOUNDATIONSM
	LIFETIME 2015 PORTFOLIO	LIFETIME 2025 PORTFOLIO	LIFETIME 2035 PORTFOLIO	LIFETIME 2045 PORTFOLIO	LIFETIME 2055 PORTFOLIO

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$286	$314	$356	$378	$397
Net realized gain on investments	8	9	10	11	11
Capital gain distributions received	40	29	13	10	9
Change in net unrealized appreciation (depreciation) on investments	(116)	(61)	4	(10)	(40)

Net increase in net assets resulting from operations	218	291	383	389	377

DISTRIBUTIONS:
From net investment income
Class G	(143)	(157)	(178)	(189)	(199)
Class G1	(143)	(157)	(178)	(189)	(198)

Total distributions	(286)	(314)	(356)	(378)	(397)

SHARE TRANSACTIONS:
Net proceeds from sales of shares
Class G	12,500	12,500	12,500	12,500	12,500
Class G1	12,500	12,500	12,500	12,500	12,500
Reinvestment of distributions
Class G	143	157	178	189	199
Class G1	143	157	178	189	198

Net increase in net assets resulting from share transactions	25,286	25,314	25,356	25,378	25,397

Total increase in net assets	25,218	25,291	25,383	25,389	25,377

NET ASSETS:
Beginning of period	0	0	0	0	0

End of period	$25,218	$25,291	$25,383	$25,389	$25,377
					0
OTHER INFORMATION:

SHARES:
Sold
Class G	1,250	1,250	1,250	1,250	1,250
Class G1	1,250	1,250	1,250	1,250	1,250
Issued in reinvestment of distributions
Class G	15	16	18	18	20
Class G1	15	16	18	18	20

Net increase	2,530	2,532	2,536	2,536	2,540

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2015 PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio for the period from November 13, 2009 (inception) to December 31, 2009 are as follows:

	Class G		Class G1

Net Asset Value, Beginning of Period	$10.00		$10.00

Income from Investment Operations

Net investment income	0.11		0.11
Capital gain distributions received	0.02		0.02

Total distributions received	0.13		0.13

Net realized and unrealized gain (loss)
on investments	(0.05)		(0.05)

Total Income From
Investment Operations	0.08		0.08

Less Distributions

From net investment income	(0.11)		(0.11)

Total Distributions	(0.11)		(0.11)

Net Asset Value, End of Period	$9.97		$9.97

Total Return ±	0.83%	^	0.83%	^ #

Net Assets, End of Period	$12,609		$12,609

Ratio of Expenses to Average Net Assets
- Before Reimbursement	0.12%	*	0.22%	*
- After Reimbursement	N/A		0.12%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	8.63%	*	8.55%	*
- After Reimbursement	N/A		8.63%	* §

Portfolio Turnover Rate ~	1.15%	^	1.15%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized.

~	Portfolio turnover is calculated at the Portfolio level.

	The portfolio turnover rate is calculated using the lesser of purchases at cost or sales at proceeds divided by the
	market value of long-term investments using a thirteen month average.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable.
	If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

See notes to financial statements.				(Continued)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2025 PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio for the period from November 13, 2009 (inception) to December 31, 2009 are as follows:

	Class G		Class G1

Net Asset Value, Beginning of Period	$10.00		$10.00

Income from Investment Operations

Net investment income	0.13		0.13
Capital gain distributions received	0.01		0.01

Total distributions received	0.14		0.14

Net realized and unrealized gain (loss)
on investments	(0.02)		(0.02)

Total Income From
Investment Operations	0.12		0.12

Less Distributions

From net investment income	(0.13)		(0.13)

Total Distributions	(0.13)		(0.13)

Net Asset Value, End of Period	$9.99		$9.99

Total Return ±	1.15%	^	1.15%	^ #

Net Assets, End of Period	$12,645		$12,646

Ratio of Expenses to Average Net Assets
- Before Reimbursement	0.12%	*	0.22%	*
- After Reimbursement	N/A		0.12%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	9.52%	*	9.43%	*
- After Reimbursement	N/A		9.52%	* §

Portfolio Turnover Rate ~	1.26%	^	1.26%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized.

~	Portfolio turnover is calculated at the Portfolio level.

	The portfolio turnover rate is calculated using the lesser of purchases at cost or sales at proceeds divided by the
	market value of long-term investments using a thirteen month average.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable.
	If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

See notes to financial statements.				(Continued)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2035 PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio for the period from November 13, 2009 (inception) to December 31, 2009 are as follows:

	Class G	Class G1

Net Asset Value, Beginning of Period	$10.00	$10.00

Income from Investment Operations

Net investment income	0.14	0.14
Capital gain distributions received	0.01	0.01

Total distributions received	0.15	0.15

Net realized and unrealized gain (loss)
on investments	0.00	0.00

Total Income From
Investment Operations	0.15	0.15

Less Distributions

From net investment income	(0.14)	(0.14)

Total Distributions	(0.14)	(0.14)

Net Asset Value, End of Period	$10.01	$10.01

Total Return ±	1.51%^	1.51%^ #

Net Assets, End of Period	$12,691	$12,692

Ratio of Expenses to Average Net Assets
- Before Reimbursement	0.12%*	0.22%*
- After Reimbursement	N/A	0.12%* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	10.78%*	10.70%*
- After Reimbursement	N/A	10.78%* §

Portfolio Turnover Rate ~	1.35%^	1.35%^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized.

~	Portfolio turnover is calculated at the Portfolio level.

The portfolio turnover rate is calculated using the lesser of purchases at cost or sales at proceeds divided by the market value of long-term investments using a thirteen month average.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable.
If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower

See notes to financial statements.		(Continued)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2045 PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio for the period from November 13, 2009 (inception) to December 31, 2009 are as follows:

	Class G	Class G1

Net Asset Value, Beginning of Period	$10.00	$10.00

Income from Investment Operations

Net investment income	0.15	0.15
Capital gain distributions received	0.00	0.00

Total distributions received	0.15	0.15

Net realized and unrealized gain (loss)
on investments	0.01	0.01

Total Income From
Investment Operations	0.16	0.16

Less Distributions

From net investment income	(0.15)	(0.15)

Total Distributions	(0.15)	(0.15)

Net Asset Value, End of Period	$10.01	$10.01

Total Return ±	1.60%^	1.60%^#

Net Assets, End of Period	$12,694	$12,695

Ratio of Expenses to Average Net Assets
- Before Reimbursement	0.12%*	0.22%*
- After Reimbursement	N/A	0.12%* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	11.44%*	11.35%*
- After Reimbursement	N/A	11.44%* §

Portfolio Turnover Rate ~	1.42%^	1.42%^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized.

~	Portfolio turnover is calculated at the Portfolio level.

The portfolio turnover rate is calculated using the lesser of purchases at cost or sales at proceeds divided by the market value of long-term investments using a thirteen month average.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable.
If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

See notes to financial statements.		(Continued)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2055 PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio for the period from November 13, 2009 (inception) to December 31, 2009 are as follows:

	Class G	Class G1

Net Asset Value, Beginning of Period	$10.00	$10.00

Income from Investment Operations

Net investment income	0.16	0.16
Capital gain distributions received	0.00	0.00

Total distributions received	0.16	0.16

Net realized and unrealized gain (loss)
on investments	(0.01)	(0.01)

Total Income From
Investment Operations	0.15	0.15

Less Distributions

From net investment income	(0.16)	(0.16)

Total Distributions	(0.16)	(0.16)

Net Asset Value, End of Period	$9.99	$9.99

Total Return ±	1.48%^	1.48%^#

Net Assets, End of Period	$12,688	$12,689

Ratio of Expenses to Average Net Assets
- Before Reimbursement	0.12%*	0.22%*
- After Reimbursement	N/A	0.12%* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	12.02%*	11.93%*
- After Reimbursement	N/A	12.02%* §

Portfolio Turnover Rate ~	1.48%^	1.48%^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized.

~	Portfolio turnover is calculated at the Portfolio level.

The portfolio turnover rate is calculated using the lesser of purchases at cost or sales at proceeds divided by the market value of long-term investments using a thirteen month average.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable.
If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

See notes to financial statements.		(Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  The Fund presently consists of fifty-four portfolios.  Interests in the Maxim SecureFoundationSM Lifetime 2015, the Maxim SecureFoundationSM Lifetime 2025, the Maxim SecureFoundationSM Lifetime 2035, the Maxim SecureFoundationSM Lifetime 2045, and the Maxim SecureFoundationSM Lifetime 2055 Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund.  The investment objective of each Portfolio is to seek long-term capital appreciation and income consistent with its current allocation.  Over time until the date noted in the name of the Portfolio (Guarantee Trigger Date), the asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering potential for growth.  Once a Portfolio reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static.  Each Portfolio is non-diversified as defined in the 1940 Act.  The Portfolios are available only as an investment option for certain variable annuity contract and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A) and certain qualified retirement plans for which GWL&A provides administrative services.  The Portfolios commenced operations on November 13, 2009.

Each of the Portfolios offer two share classes, referred to as Class G and Class G1 shares.  Class G shares are not subject to any distribution fees, while Class G1 shares of each Portfolio are subject to an annual distribution fee of 0.10% of the corresponding Portfolio’s annual average net assets attributable to Class G1 shares.  Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class.  Operating expenses directly attributable to a specific class are charged against operations of that class.

The shares of the Portfolios can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by GWL&A.  The Guarantee currently has an annual fee in addition to the fees and expenses of the applicable Portfolio.  The redemption or exchange of all shares of a Portfolio attributable to an account automatically cancels the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Portfolios or the Portfolios themselves, so the Guarantee does not guarantee the investment performance of the Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund.

The Portfolios classify their valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

    Level 1 – Valuations based on quoted prices for identical securities in active markets.

    Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.

    Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of December 31, 2009 and throughout the period since inception, the only investments of each Portfolio were in mutual funds that were actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).  The cost of investments sold is determined on a specific lot selection.  Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Federal Income Taxes

For federal income tax purposes, each of the Portfolios intends to qualify as regulated investment companies under the provisions of the Internal Revenue Code by distributing substantially all of their investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to their shareholders.  Management has concluded that the Portfolios have taken no uncertain tax positions that require adjustment to the financial statements.    Accordingly, no provision for federal income or excise taxes has been made.  The Portfolios will file income tax returns in the U.S. federal jurisdiction and Colorado.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains is determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (MCM), a wholly-owned subsidiary of GWL&A.  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Portfolio.  Each Portfolio will also bear the indirect expense of the underlying investments.  Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolios.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolios.  The Portfolios have entered into a plan of distribution which provides for compensation for distribution of Class G1 shares and for providing or arranging for the provision of services to Class G1 shareholders.  The distribution plan provides for a maximum fee equal to an annual rate of 0.10% of the average daily net assets of the Class G1 shares.  GWFS Equities, Inc. has agreed to voluntarily waive all 12b-1 fees attributable to Class G1 shares purchased by GW Capital Management, LLC in consideration for GW Capital Management, LLC providing initial capital to the Portfolios.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $199,400 for the year ended December 31, 2009. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

Below is a summary of the transactions for each underlying investment during the period ended December 31, 2009, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	12/31/2009

Maxim SecureFoundation Lifetime 2015 Portfolio

Maxim Bond Index Portfolio	672	$-	$9,046	$60	$-	$167	$8,802
Maxim Money Market Portfolio	1,359	-	1,363	4	-	-	1,359
Maxim S&P 500® Index	846	-	8,563	113	2	63	8,567

TOTAL					$2	$230	$18,729

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	12/31/2009

Maxim SecureFoundation Lifetime 2025 Portfolio

Maxim Bond Index Portfolio	481	$-	$6,493	$53	$-	$120	$6,307
Maxim Money Market Portfolio	630	-	632	3	-	-	630
Maxim S&P 500® Index	978	-	9,898	122	2	73	9,912

TOTAL					$2	$193	$16,849

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	12/31/2009

Maxim SecureFoundation Lifetime 2035 Portfolio

Maxim Bond Index Portfolio	218	$-	$2,946	$30	$-	$54	$2,855
Maxim Money Market Portfolio	77	-	77	1	-	-	77
Maxim S&P 500® Index	1,091	-	11,032	127	1	82	11,055

TOTAL					$1	$136	$13,987

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	12/31/2009

Maxim SecureFoundation Lifetime 2045 Portfolio

Maxim Bond Index Portfolio	160	$-	$2,171	$24	$-	$39	$2,102
Maxim S&P 500® Index Portfolio	1,028	-	10,402	128	1	77	10,416

TOTAL					$1	$116	$12,518

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	12/31/2009

Maxim SecureFoundation Lifetime 2055 Portfolio

Maxim Bond Index Portfolio	153	$-	$2,066	$25	$-	$38	$1,999
Maxim S&P 500® Index Portfolio	932	-	9,445	127	1	70	9,446

TOTAL					$1	$108	$11,445

3.         PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the period ended December 31, 2009, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales
SecureFoundationSM Lifetime 2015 Portfolio	$25,616	$287
SecureFoundationSM Lifetime 2025 Portfolio	25,662	316
SecureFoundationSM Lifetime 2035 Portfolio	25,711	339
SecureFoundationSM Lifetime 2045 Portfolio	25,746	355
SecureFoundationSM Lifetime 2055 Portfolio	25,781	371

4.	UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2009 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation/ (Depreciation)
SecureFoundationSM Lifetime 2015 Portfolio	$25,337	$244	$(360)	$(116)
SecureFoundationSM Lifetime 2025 Portfolio	25,355	298	(359)	(61)
SecureFoundationSM Lifetime 2035 Portfolio	25,382	369	(365)	4
SecureFoundationSM Lifetime 2045 Portfolio	25,402	383	(393)	(10)
SecureFoundationSM Lifetime 2055 Portfolio	25,420	384	(424)	(40)

5.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended December 31, 2009 were as follows:

	Ordinary Income	Long-term Capital Gain	Total
SecureFoundationSM Lifetime 2015 Portfolio	$286	$-	$286
SecureFoundationSM Lifetime 2025 Portfolio	314	-	314
SecureFoundationSM Lifetime 2035 Portfolio	356	-	356
SecureFoundationSM Lifetime 2045 Portfolio	378	-	378
SecureFoundationSM Lifetime 2055 Portfolio	397	-	397

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Lifetime SecureFoundationSM 2015 Portfolio
Undistributed ordinary income	$8
Undistributed capital gains	40
Net accumulated earnings	48

Net unrealized depreciation on investments	(116)
Capital loss carryforwards	-
Post-October losses	-
Tax composition of capital	$(68)

Lifetime SecureFoundationSM 2025 Portfolio
Undistributed ordinary income	$9
Undistributed capital gains	29
Net accumulated earnings	38

Net unrealized depreciation on investments	(61)
Capital loss carryforwards	-
Post-October losses	-
Tax composition of capital	$(23)

Lifetime SecureFoundationSM 2035 Portfolio
Undistributed ordinary income	$10
Undistributed capital gains	13
Net accumulated earnings	23

Net unrealized appreciation on investments	4
Capital loss carryforwards	-
Post-October losses	-
Tax composition of capital	$27

Lifetime SecureFoundationSM 2045 Portfolio
Undistributed ordinary income	$11
Undistributed capital gains	10
Net accumulated earnings	21

Net unrealized depreciation on investments	(10)
Capital loss carryforwards	-
Post-October losses	-
Tax composition of capital	$11

Lifetime SecureFoundationSM 2055 Portfolio
Undistributed ordinary income	$11
Undistributed capital gains	9
Net accumulated earnings	20

Net unrealized depreciation on investments	(40)
Capital loss carryforwards	-
Post-October losses	-
Tax composition of capital	$(20)

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

6.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.  Of the ordinary income distributions declared for the year ended December 31, 2009, the following are the percentages that qualify for the dividend received deduction available to the Portfolios’ corporate shareholders.

Percent of Ordinary Income Distributions Qualifying for Dividends Received
SecureFoundationSM Lifetime 2015 Portfolio	70%
SecureFoundationSM Lifetime 2025 Portfolio	80%
SecureFoundationSM Lifetime 2035 Portfolio	91%
SecureFoundationSM Lifetime 2045 Portfolio	93%
SecureFoundationSM Lifetime 2055 Portfolio	93%

7.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the date of the Statement of Assets and Liabilities, including the estimates inherent in the process of preparing these financial statements, through the issuance date of February 25, 2010, of the financial statements.

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2015 PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

FUND INVESTMENTS

Shares		Value ($)

256	First American Small Cap Index Fund	$2,240
672	Maxim Bond Index Portfolio	8,802
1,359	Maxim Money Market Portfolio	1,359
846	Maxim S&P 500® Index	8,567
330	Ridgeworth International Equity Index Fund	4,253

TOTAL FUND INVESTMENTS --- 100.01%		$25,221
(Cost $25,337)

OTHER ASSETS AND LIABILITIES--- (0.01)%		$(3)

TOTAL NET ASSETS--- 100%		$25,218
(Cost $25,337)

See notes to financial statements.

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2025 PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

FUND INVESTMENTS

Shares		Value ($)

329	First American Small Cap Index Fund	$2,879
481	Maxim Bond Index Portfolio	6,307
630	Maxim Money Market Portfolio	630
978	Maxim S&P 500® Index	9,912
432	Ridgeworth International Equity Index Fund	5,566

TOTAL FUND INVESTMENTS --- 100.01%		$25,294
(Cost $25,355)

OTHER ASSETS AND LIABILITIES--- (0.01)%		$(3)

TOTAL NET ASSETS--- 100%		$25,291
(Cost $25,355)

See notes to financial statements.

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2035 PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

FUND INVESTMENTS

Shares		Value ($)

440	First American Small Cap Index Fund	$3,852
218	Maxim Bond Index Portfolio	2,855
77	Maxim Money Market Portfolio	77
1,091	Maxim S&P 500® Index	11,055
586	Ridgeworth International Equity Index Fund	7,547

TOTAL FUND INVESTMENTS --- 100.01%		$25,386
(Cost $25,382)

OTHER ASSETS AND LIABILITIES--- (0.01)%		$(3)

TOTAL NET ASSETS--- 100%		$25,383
(Cost $25,382)

See notes to financial statements.

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2045 PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

FUND INVESTMENTS

Shares		Value ($)

486	First American Small Cap Index Fund	$4,256
160	Maxim Bond Index Portfolio	2,102
1,028	Maxim S&P 500® Index	10,416
669	Ridgeworth International Equity Index Fund	8,618

TOTAL FUND INVESTMENTS --- 100.01%		$25,392
(Cost $25,402)

OTHER ASSETS AND LIABILITIES--- (0.01)%		$(3)

TOTAL NET ASSETS--- 100%		$25,389
(Cost $25,402)

See notes to financial statements.

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2055 PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

FUND INVESTMENTS

Shares		Value ($)

515	First American Small Cap Index Fund	$4,507
153	Maxim Bond Index Portfolio	1,999
932	Maxim S&P 500® Index	9,446
732	Ridgeworth International Equity Index Fund	9,428

TOTAL FUND INVESTMENTS --- 100.01%		$25,380
(Cost $25,420)

OTHER ASSETS AND LIABILITIES--- (0.01)%		$(3)

TOTAL NET ASSETS--- 100%		$25,377
(Cost $25,420)

See notes to financial statements.

		(Concluded)

Fund Directors and Officers

Maxim Series Fund, Inc. (the “Fund’) is organized under Maryland law, and is governed by the Board of Directors (the “Board”).  The Board is responsible for overall management of the Fund’s business affairs.  The Board meets regularly to review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs.  The Board elects the Fund’s officers.  The business address of each Director and officer is 8515 E. Orchard Road, Greenwood Village, Colorado 80111.  Each Director and officer oversees 54 portfolios, each of which is a series of the Fund.  The following table provides information about each of the Directors and officers of the Fund.

Independent Directors*
Name (Year of Birth) Year Elected	Principal Occupation(s) During Past Five Years and Directorships of Other Public Companies
Sanford Zisman (1939) 1982	Attorney, Law Firm of Zisman,& Ingraham, P.C.
Richard P. Koeppe (1931) 1987	Retired educator
Gail H. Klapper (1943) 2007	Director, Guaranty Bancorp; Managing Attorney, Klapper Law Firm; Member, The Colorado Forum
*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

Interested Directors*
Name (Year of Birth)A Year Elected	Principal Occupation(s) During Past Five Years and Directorships of Other Public Companies
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)
President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008
Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, MCM

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”).

Interested Officers*
Name (Year of Birth) Title Year Elected	Principal Occupations During Past 5 Years
Mitchell T.G. Graye (1955) President 2008
President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers (1967) Treasurer and Investment Operations Compliance Officer 2008
Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Treasurer and Investment Operations Compliance Officer, MCM

Beverly A. Byrne (1955) Secretary and Chief Compliance Officer 1997
Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC, MCM and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC

*An “Interested Officer” refers to an officer who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM.

Remuneration Paid to Directors
The Fund pays no salaries or compensation to any of the Interested Directors or Officers.  The chart below sets forth the total compensation paid to the Independent Directors during the Fund’s most recently completed fiscal year.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors
R.P. Koeppe	$67,700	0	0	$67,700
S. Zisman	$64,000	0	0	$64,000
G.H. Klapper	$67,700	0	0	$67,000

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to:  Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129.  The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Approval of Sub-Advisory Agreements for Maxim Putnam High Yield Bond Portfolio and Maxim MFS International Value Portfolio
The Board of Directors (“Board”) of Maxim Series Fund, Inc. (the “Fund”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on August 11, 2009, approved a new Sub-Advisory Agreement among the Fund, GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and Massachusetts Financial Services Company (“MFS”) with respect to the Maxim MFS International Value Portfolio (formerly, the Maxim Bernstein International Equity Portfolio).  At a meeting held on April 23, 2009, the Board, including the Independent Directors, approved a new Sub-Advisory Agreement among the Fund, MCM and Putnam Investment Management, LLC (“Putnam”) with respect to the Maxim Putnam High Yield Bond Portfolio (formerly, the Maxim High Yield Bond Portfolio).  These Sub-Advisory Agreements are collectively referred to as the “Agreements,” and Putnam and MFS are collectively referred to as the “Sub-Advisers.”

Pursuant to the Investment Advisory Agreement between the Fund and MCM, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.  MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.

The Fund operates under a manager-of-managers structure pursuant to an exemptive order issued by the United States Securities and Exchange Commission (the “SEC”), which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval, subject to certain conditions.  The Sub-Advisory Agreement with MFS was approved by the Board without shareholder approval in accordance with the terms of the exemptive order.  The relief granted by the exemptive order, however, does not extend to a sub-adviser that is an affiliated person of the Fund or MCM, other than by reason of serving as a sub-adviser to one or more of the Fund’s portfolios.  Because Putnam is, or could be deemed to be, an affiliated person of MCM by virtue of being under common control with MCM, the Sub-Advisory Agreement with Putnam was approved by the Board subject to shareholder approval.  The Sub-Advisory Agreement was subsequently approved by shareholders at a special meeting of shareholders held on July 31, 2009.

Under the manager-of-managers structure, MCM is also responsible for monitoring and evaluating the performance of the sub-advisers and for recommending the hiring, termination and replacement of sub-advisers to the Board.  Pursuant to the Agreements, each of Putnam and MFS, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security.

In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole.  Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Prior to approving the Agreements, MCM, at the request of the Board, conducted a thorough search for replacement sub-advisers for the Portfolios.  The Board requested that MCM conduct the search for replacement sub-advisers as a result of poor investment performance of the Portfolios under the management of the then current sub-advisers.  Requests for Proposals were sent to more than 20 potential replacement sub-advisers for each Portfolio.  MCM received more than 15 proposals for each Portfolio.  MCM then analyzed the proposals using various fund analytics and conducted additional research to narrow the list of potential replacement sub-advisers.  The MCM Investment Committee then interviewed the potential replacement sub-advisers in person.  Based on those interviews and the totality of information made available to it, MCM then recommended to the Board that the Sub-Advisers be selected as the new sub-advisers for the Portfolios.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors' determinations to approve the Agreements are discussed below.

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services to be provided to the Portfolios by the Sub-Advisers.  Among other things, the Board considered each Sub-Adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolio.  The Board also considered each Sub-Adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures.  In addition, the Board considered each Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.  The Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Portfolios by the Sub-Advisers.

Investment Performance
The Board reviewed information regarding the investment performance of similar funds currently managed by Putnam and MFS as well as similar funds managed by other companies and the peer groups for the applicable asset classes.   With regard to the Maxim MFS International Value Portfolio, the Board also reviewed information regarding the investment performance of the Portfolio as managed by its previous sub-adviser, AllianceBernstein LLP (“Bernstein”), and as compared against various benchmarks.  The performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2008 for Putnam and MFS, to the extent applicable, risk weighted performance measures, and each Portfolio’s Morningstar category and overall ratings.

The Board noted the investment returns of the similarly managed Putnam High Yield Advantage Fund (Class Y) exceeded those of the Maxim Putnam High Yield Bond Portfolio over the 1-, 3-, and 5-year periods and also exceeded the returns of the Morningstar High Yield Bond Category Average over the 1-, 3-, 5- and 10-year periods.  Based on the information provided, the Board concluded that it was satisfied with the performance of Putnam as compared against various benchmarks, as well as against similar funds managed by other companies and against the peer group for the asset class.

Based on the information provided, the Board concluded that the Maxim MFS International Value Portfolio, as managed by Bernstein, underperformed as compared against various benchmarks, as well as against similar funds currently managed by MFS and other companies, and the peer group for the applicable asset class.

Profitability and Other Benefits to Putnam and MFS
The Board did not consider profitability information with respect to the Sub-Advisers. The Sub-Advisers’ separate profitability apart from their relationship with the Fund was not a material factor in determining whether to approve the Agreements.

The Board considered potential “fall-out” or ancillary benefits that could be received by the Sub-Advisers as a result of their relationship with the Fund, and noted that such benefits could include, among other, benefits directly attributable to their relationship with the Fund (such as soft-dollar credits, which are credits obtained with portfolio brokerage commissions that are used to purchase research products and services from brokers) and benefits potentially derived from an increase in the Sub-Advisers’ business as a result of their relationship with the Fund.  The Board concluded that other ancillary benefits that the Sub-Advisers and their affiliates could receive were not unreasonable.

Economies of Scale
The Board considered the expense ratio of each Portfolio and noted that the overall expenses of the Portfolios would remain the same under the Agreements.  The Board did not review specific information regarding anticipated economies of scale with respect to the management of the Portfolios because it regards that information as less relevant at the sub-adviser level.  The Board reviews information regarding potential economies of scale at its annual meeting when considering the renewal of the MCM Investment Advisory Agreement and the Fund’s various sub-advisory agreements.

Management Fees and Expenses
The Board considered and reviewed the current management fees and expenses for the Portfolios together with the proposed sub-advisory fees, noting that, because the sub-advisory fees are paid out of the management fees that MCM receives from the Portfolios, there would be no change in the level of management fees paid by shareholders of the Portfolios as a result of a change of sub-advisers.  The Board also considered and reviewed the current sub-advisory fees and new sub-advisory fees to be paid in relation to the Portfolios, noting that the new sub-advisory fees would be lower.  The Board was aware that, because the new sub-advisory fees are lower, MCM will retain a greater portion of the management fees paid by shareholders as a result of a change of sub-advisers.

In evaluating the management and sub-advisory fees, the Board considered each Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolios.  Regarding Maxim MFS International Value Portfolio, the Board also considered the fees payable by and the total expense ratios of similar funds managed by other advisers and similar funds managed by MFS.

Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds.  The Board also concluded that the expense ratio for the Maxim Putnam High Yield Bond Portfolio was near the median expense ratio for its Morningstar fund category.  Regarding the Maxim MFS International Value Portfolio, the Board concluded that the Portfolio’s expense ratio was generally near or below the median expense ratio for its Morningstar fund category.

Availability of Quarterly Portfolio Schedule
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.                            CODE OF ETHICS.

(a)
As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)
Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.                            AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees.  The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $315,080 for fiscal year 2008 and $390,120 for fiscal year 2009.

(b)
Audit-Related Fees.  The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $37,500 for fiscal year 2008 and $79,500 for fiscal year 2009.  The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)
Tax Fees.  The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $138,345 for fiscal year 2008 and $144,625 for fiscal year 2009.  The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)
All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)      (1)      Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services.  The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors.  The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services.  The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities.  The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4  The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members.  Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)	(2)
100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not Applicable.

(g)
The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2008 equaled $3,004,438 and for fiscal year 2009 equaled $985,800.

(h)
The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

ITEM 5.                            AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Ms. Gail H. Klapper comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.                            INVESTMENTS.

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.                            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                            SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.                            CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)
The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.                            EXHIBITS.

(a)                (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 22, 2010

By:	/s/ M.C. Maiers
M.C. Maiers
Treasurer and Investment Operations Compliance Officer

Date:	February 22, 2010